SHARE-BASED COMPENSATION - 2016 Equity Incentive Plan (Details)					6 Months Ended	12 Months Ended
	Jul. 23, 2018 $ / shares	Jul. 22, 2018 $ / shares	Mar. 31, 2018 USD ($) $ / shares shares	Apr. 01, 2016 $ / shares shares	Sep. 30, 2022 USD ($) installment $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares
SHARE-BASED COMPENSATION
Option granted (in dollars per shares)	$ 0.88	$ 1.28
Weighted Average Exercise Price
Option granted (in dollars per shares)	0.88	$ 1.28
2016 Equity Incentive Plan
SHARE-BASED COMPENSATION
Option granted (in shares) | shares				(6,312,000)
Option granted (in dollars per shares)				$ 1.28
Common stock, dividends declared (in dollars per share)	0.40
Number of installments for vested and become exercisable | installment					3
Percentage of remaining options to be vested					66.67%
Options vested remaining installments | installment					2
Maximum contractual term (in years)					4 years
Threshold for the unvested options to expire (in years)					2 years
Stock options, vesting period (in years)					3 years
Fair value of options granted to employees
Fair market value per share					$ 1.41
Exercise price per share					$ 1.28
Risk-free interest rate					1.81%
Dividend yield					0.00%
Life of option							4 years
Volatility							47.40%
Number of options
Outstanding at beginning of year (in shares) | shares					833,890
Option granted (in shares) | shares				6,312,000
Number of Exercise (in shares) | shares							(320,020)
Number of Expired, forfeited or cancelled | shares					(242,492)	(3,487,064)	(345,104)
Outstanding at end of year (in shares) | shares			4,986,078		591,398	833,890	4,320,954
Vested and exercisable (in shares) | shares					591,398	591,398
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per shares)					$ 1.23
Option granted (in dollars per shares)				$ 1.28
Number of Exercise (in dollars per share)					1.75		$ 1.03
Number of Expired, forfeited or cancelled (in dollars per shares)						$ 0.96	3.73
Outstanding at end of year (in dollars per shares)			$ 1.18		0.88	1.23	$ 1.01
Vested and exercisable (in dollars per share)					$ 0.88	$ 0.88
Weighted Average Remaining Life in Years
Number of Exercise (in years)							1 year
Outstanding at end of period			1 year				4 months 24 days
Grant Date Fair Value
Outstanding at beginning of year | $					$ (351,791)
Number of Exercisable | $							$ (185,612)
Number of Expired, forfeited or cancelled | $					(253,337)	$ (3,332,614)	(237,392)
Outstanding at end of year | $			$ 3,403,827		(605,128)	(351,791)	$ 2,980,823
Vested and exercisable | $					$ (605,128)	$ (605,128)
Aggregate Intrinsic Value
Outstanding | $			$ 7,954,959
2016 Equity Incentive Plan | American depositary shares ("ADS")
SHARE-BASED COMPENSATION
Common stock, dividends declared (in dollars per share)	$ 0.40